Cover	Dec. 14, 2025
Document Information Line Items
Entity Registrant Name	LEXARIA BIOSCIENCE CORP.
Entity Central Index Key	0001348362
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 14, 2025
Entity File Number	000-39874
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2000871
Entity Address Address Line 1	100 - 740 McCurdy Road
Entity Address City Or Town	Kelowna
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V1X 2P7
City Area Code	(250
Local Phone Number	765-6424
Entity Address Country	CA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Shares [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LEXX
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants to Purchase Common Stock
Trading Symbol	LEXXW
Security Exchange Name	NASDAQ